Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies [Abstract]
Schedule of annual minimum future lease payments
2018	$1,366
2019	1,128
2020	960
2021	935
2022	914
2023 and thereafter	946

$6,249